Other Operating Income (Expenses), Net (Details) - Schedule of other operating income (expenses), net - BRL (R$) R$ in Thousands		12 Months Ended
		Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Schedule of other operating income (expenses), net [Abstract]
Loss on sale of PPE		R$ (1,378)	R$ (151)	R$ (64)
Provision for legal claims		(1,404)	(601)	383
Agricultural insurance claims			6,315
Expenses with acquisition of Agrifirma			(2,530)
Contractual losses		(1,392)
Donations to BrasilAgro Institute		(2,057)
Tax credits not used		(3,964)
Warrants and restricted shares	[1]	(12,668)	(1,053)
Other		250	(749)	(1,383)
Other operating expenses, net		R$ (22,613)	R$ 1,231	R$ (1,064)

[1]	The consideration paid in exchange for control of Agrifirma is divided into three classes, which are classified in the financial statements based on their characteristics. The restricted shares and warrants, given their variation factor, are recorded under liabilities (Note 18) and measured at fair value through profit or loss.